Fair Values of Pension Plan Assets by Asset Class (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 2,798,417	$ 2,020,186
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,158,678	679,369
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	58,511	74,302
Quoted Prices In Active Markets (Level 1) | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	665,107	605,067
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	79,536
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	219,816
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	135,620
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	88
Common/Collective trusts | Significant Other Observable Inputs (Level 2) | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	766,847	613,246
Common/Collective trusts | Significant Other Observable Inputs (Level 2) | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	513,365	245,229
Limited Partnership | Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	128,470	68,648
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,639,739	1,340,817
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	53,569
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	120,136	116,571
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	58,082	130,070
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	496	10,370
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	2,694	131,777
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	(3,920)	24,906
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	112,080	74,302
Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	665,107	605,067
Fixed income securities | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	120,136	116,571
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	137,618	130,070
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	220,312	10,370
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	138,314	131,777
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	766,847	613,246
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	513,365	245,229
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	128,470	68,648
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ (3,832)	$ 24,906